Reinsurance - Gains and Losses on Funds Withheld Reinsurance Treaties (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Available-for-sale securities
Realized gains on sale			$ 41		$ 169		$ 778
Realized losses on sale			(429)		(88)		(196)
Credit loss expense on mortgage loans			(1)		85
Net gains (losses) on derivative instruments	$ (2,664)	$ (5,526)	(2,664)	[1]	(5,526)	[1]	(7,268)
Net gains (losses) on funds withheld payable under reinsurance treaties			2,186	[1]	(21)	[1]	440
Embedded derivative gain (loss)			707		(4,762)		(8,323)
Policy loans
Available-for-sale securities
Realized gains on sale			43		536		2,074
Realized losses on sale			(54)		(52)		(12)
Credit loss expense			(26)		(1)		0
Gross impairments			0		0		(2)
Credit loss expense on mortgage loans			15		23		(47)
Other			(62)		(29)		4
Net gains (losses) on non-derivative investments			(84)		477		2,017
Net gains (losses) on derivative instruments			93		58		(228)
Net gains (losses) on funds withheld payable under reinsurance treaties			2,177		(556)		(1,349)
Total net gains (losses) on derivatives and investments			2,186		(21)		440
Derivatives related to funds withheld under reinsurance treaties
Available-for-sale securities
Embedded derivative gain (loss)			3,371		764		(1,055)
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Available-for-sale securities
Embedded derivative gain (loss)			$ 3,278		$ 707		$ (827)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.